Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net Income / (Loss)	$ (1,322,861)	$ 819,719	$ 278,492	$ (3,435,764)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	22,557	24,219	32,292	32,912
Bad debt expense				259,289
Financing Fees	380,000	0
Gain on debt settlement	(2,920)	(828,666)	(868,502)	(399,181)
Shares issued for commitment fee		54,266	54,266	73,421
Amortization of debt discount	145,632
Change in debt discount and Financing fees	0	730,826	321,517	516,710
Change in derivative liability	12,980	(1,734,624)	(1,752,119)	1,270,099
Changes in assets and liabilities:
(Increase) decrease in right of use asset	177,745	144,588	210,962	215,715
(Increase) decrease in lease liability	(175,172)	(141,153)	(200,993)	(209,613)
(Increase) decrease in accounts receivable	(1,113,760)	(511,418)	(359,593)	10,731
(Increase) decrease in longterm financing receivables		67,730
(Increase) decrease in inventory	(65,757)	(167,739)	95,629	72,384
(Increase) decrease in prepaid expenses	(194,306)
(Decrease) increase in accounts payable	44,955	(673,236)	(44,855)	230,200
Other (Decrease) increase in accrued expenses	171,619	141,969	(379,239)	55,666
Other (Decrease) increase in accrued expenses related party	0	(2,482)	118,286	118,286
Other (Decrease) increase on equity method investment	13,650
Other (Decrease) increase in deferred revenue				(14,750)
Other (Decrease) increase in customer deposits	(24,040)	111,770	(58,690)	(226,500)
Net Cash Provided by (Used In) Operating Activities	(1,929,678)	(1,964,231)	(2,552,547)	(1,430,395)
Cash Flows from Investing Activities
Convertible Note Receivable
(Increase) decrease in Heze Hongyuan Natural Gas Co	(838,090)
(Increase) decrease in Shuya	(550,644)
Investment in CETY HK			(1,500,000)
Purchase property plant and equipment
Cash Flows Used In Investing Activities	(1,388,734)		(1,500,000)
Cash Flows from Financing Activities
Bank Overdraft / (Repayment)				(1,480)
Payment on line of credit	(219,656)	(894,208)
Payment on notes payable	(406,586)
Proceeds from notes payable	1,677,300	414,200
Payment on notes payable and lines of credit			(906,112)	(507,168)
Payment on notes payable related party			0	(35,000)
Proceeds from notes payable and lines of credit			975,000	1,150,502
Proceeds from notes payable related party				60,000
Stock issued for cash	1,493,945	3,584,511	4,761,090	1,171,020
Cash Flows Provided By Financing Activities	2,545,003	3,104,503	4,829,978	1,837,874
Effect of exchange rate changes on cash	(243,136)
Net (Decrease) Increase in Cash and Cash Equivalents	(1,016,545)	1,140,272	777,431	407,479
Cash and Cash Equivalents at Beginning of Period	1,192,316	414,885	414,885	7,406
Cash and Cash Equivalents at End of Period	175,771	1,555,157	1,192,316	414,885
Supplemental Cashflow Information:
Interest Paid	331,177	145,230	187,207	200,671
Taxes Paid
Supplemental Non-Cash Disclosure
Discount on derivatives	437,044			413,113
Shares to be issued for warrants	240,824	450,000
Shares issued for preferred conversions			450,000	200,000
Shares issued for debt conversion conversions	$ 1,548,904	$ 423,011	$ 423,011	$ 198,800